Basis of Presentation and General Information - Subsidiaries (Table) (Details)	12 Months Ended
Dec. 31, 2015
Box Voyager
Property Plant And Equipment [Line Items]
TEU	3,426
Vessel Year Built	2010
Vessel Acquisition Date	Apr. 29, 2011
Box Trader
Property Plant And Equipment [Line Items]
TEU	3,426
Vessel Year Built	2010
Vessel Acquisition Date	Apr. 29, 2011
CMA CGM Kingfish
Property Plant And Equipment [Line Items]
TEU	5,095
Vessel Year Built	2007
Vessel Acquisition Date	May 19, 2011
Box Marlin
Property Plant And Equipment [Line Items]
TEU	5,095
Vessel Year Built	2007
Vessel Acquisition Date	May 31, 2011
Box Queen
Property Plant And Equipment [Line Items]
TEU	4,546
Vessel Year Built	2006
Vessel Acquisition Date	May 19, 2011
Maule
Property Plant And Equipment [Line Items]
TEU	6,589
Vessel Year Built	2010
Vessel Acquisition Date	May 9, 2011
Box Emma
Property Plant And Equipment [Line Items]
TEU	5,060
Vessel Year Built	2004
Vessel Acquisition Date	August 3, 2011
Box Hong Kong
Property Plant And Equipment [Line Items]
TEU	5,344
Vessel Year Built	1995
Vessel Acquisition Date	Jun. 25, 2012
Box China
Property Plant And Equipment [Line Items]
TEU	5,344
Vessel Year Built	1996
Vessel Acquisition Date	July 5, 2012